Consolidated statements of cash flows - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Profit for the year	R$ 17,176,000	R$ 187,874,000	R$ 138,142,000
Adjustments to reconcile profit (loss) [abstract]
Depreciation and amortization	181,864,000	112,029,000	60,163,000
Expected credit losses	654,000	248,000	(340,000)
Residual value of written-off property, plant and equipment and intangible assets	19,311,000	26,291,000	(6,355,000)
Provision for contingencies	(230,000)	334,000	(365,000)
Income tax and social contribution - Deferred	12,866,000	9,104,000	14,087,000
Equity in earnings of investiments		(3,628,000)	0
Investments adjustments		(2,779,000)	0
Reversal of obligations due to investment acquisition	(48,315,000)
Interest on loans and financing, debentures and exchange-rate change	150,799,000	96,699,000	2,919,000
Changes in assets and liabilities:
Adjustments for decrease (increase) in trade accounts receivable	(4,393,000)	94,381,000	(79,118,000)
Recoverable taxes	(38,575,000)	(20,550,000)	(6,102,000)
Prepaid expenses	6,243,000	(32,859,000)	1,778,000
Advances to suppliers	29,540,000	23,650,000	(29,287,000)
Inventories	2,328,000	(5,672,000)	(3,607,000)
Other accounts receivable	40,986,000	18,783,000	24,850,000
Suppliers	(56,325,000)	(10,901,000)	(21,740,000)
Salaries and social security charges	(41,661,000)	27,472,000	(1,485,000)
Taxes payable	44,718,000	34,210,000	(2,900,000)
Warrant and Earn-out	(17,044,000)	0	0
Other accounts payable	(37,048,000)	(25,736,000)	(17,565,000)
Cash flows from (used in) operations	262,894,000	528,950,000	73,075,000
Interest Paid on Loans and Financing Classified As Operating Activities	(50,260,000)	(12,126,000)	(5,985,000)
Interest Paid on Debentures Classified as Operating Activities	(94,549,000)	(25,274,000)	0
Interest Paid on Lease Classified As Operating Activities	(2,650,000)	(2,400,000)	(573,000)
Income taxes paid (refund), classified as operating activities	(36,956,000)	(18,213,000)	(2,193,000)
Cash flows from (used in) operating activities	78,479,000	470,937,000	64,324,000
Cash flows from (used in) investing activities [abstract]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	(47,131,000)	(1,090,040,000)	(286,134,000)
Purchase of investments other than investments accounted for using equity method	(124,558,000)	(134,981,000)	(38,493,000)
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	(240,289,000)	(95,748,000)	(123,793,000)
Cash flows from (used in) investing activities	(411,978,000)	(1,320,769,000)	(448,420,000)
Cash flows from (used in) financing activities [abstract]
Dividends paid, classified as financing activities	(31,947,000)	0	(63,000)
Increase in minority interest	699,532,000	0	0
Cash advances and loans from related parties	98,200,000	71,019,000	441,662,000
Payments of lease liabilities, classified as financing activities	(112,459,000)	(32,802,000)	(6,819,000)
Proceeds from borrowings	124,258,000	446,870,000	50,620,000
Proceeds from issue of bonds, notes and debentures	0	573,623,000	0
Repayments of borrowings, classified as financing activities	(179,804,000)	(63,985,000)	(52,152,000)
Payment of share issuance cost	(55,953,000)	0	0
Cash flows from (used in) financing activities	541,827,000	994,725,000	433,248,000
Effect of exchange rate changes on cash and cash equivalents [abstract]
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	208,328,000	144,893,000	49,152,000
Effect of exchange rate changes on cash and cash equivalents	(56,669,000)	7,796,000	8,012,000
Cash and cash equivalents	R$ 423,266,000	R$ 271,607,000	R$ 118,918,000